Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2024
GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS
Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments

36.  GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS

36.1 Direct guarantees

As of December 31, 2024, Enel Chile has future energy purchase commitments amounting to ThCh$20,329,101,105 (ThCh$15,383,584,129 as of December 31, 2023).

36.2 Indirect guarantees

			Debtor		Guarantee		Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Guarantor	Type of Guarantee	Currency	12-31-2024 ThCh$	12-31-2023 ThCh$
Enel Energy Efficiency & Renewables FL (LATAM) C & D	December 2038	European Investment Bank	Enel Chile	Parent	Enel SpA (*)	Guarantor	US$	99,079,122	87,211,501
Up to USD 286M Facility Agreement	December 2037	Citibank N.A. - London Branch	Enel Chile	Parent	Enel SpA	Guarantor	US$	285,912,642	-
Total								384,991,764	87,211,501

(*) Corresponds to a guarantee for 20% of the debt. The credit includes another guarantee with SACE (Italian Export Credit Agency) for the remaining 80%.

36.3 Litigation and Arbitration

1.Enel Chile S.A.
1.1.	In October 2020, Inversiones Tricahue S.A. filed a tort claim against Enel Chile, claiming its alleged liability for the economic losses suffered as a result of the corporate restructuring. The main claim by Inversiones Tricahue is for the amount of ThCh$72,558,025, and the claim by its subsidiary is for the amount of ThCh$12,431,395. The case is pending judgment. On July 20, 2024, a judgment was handed down dismissing the lawsuit in its entirety, whereupon Inversiones Tricahue filed the respective appeals, which are pending.
2.Enel Generación Chile S.A.
2.1.	On March 21, 2022, Inversiones Tricahue filed a lawsuit against Enel Generación before the arbitrator Rafael Gómez Balmaceda, alleging a breach of a settlement agreement dated August 22, 2012, requesting that the breach be declared by the court and requesting that Enel Generación be ordered to pay the fine or penalty clause established in the settlement agreement. On July 18, 2024, a judgment was handed down dismissing the lawsuit. Inversiones Tricahue filed the corresponding appeals, which are pending.
2.2.	On August 20, 2019, a lawsuit was filed against Enel Generación for alleged liability for damages suffered by the plaintiffs as a result of the operations of the Bocamina I and II power plants. The amount claimed is ThCh$38,160,000. The case is in the evidentiary stage.
3.Enel Distribución Chile S.A.
3.1.	On February 27, 2021, the National Consumer and User Protection Agency, CONADECUS, filed a class action lawsuit against Enel Distribución for violation of the collective and diffuse interest of consumers due to non-compliance with Law No. 19,496, the amount of which is undetermined. The case is in the evidentiary stage.
3.2.	On October 21, 2021, the National Consumer Service, SERNAC, filed a lawsuit against Enel Distribución and Empresa Eléctrica Colina for the power outages that occurred between January 29 and February 2, 2021. A guilty verdict was handed down, against which Enel Distribución filed the corresponding appeals, which are pending resolution.
3.3.	On March 11, 2022, the National Consumer Service, SERNAC, filed a lawsuit against Enel Distribución for alleged violations related to the contracting of insurance, the amount of which is undetermined. The case is awaiting judgment.
3.4.	On May 22, 2024, the National Consumers and Users Protection Agency, CONADECUS, is suing for the blackouts that occurred on May 20, 2024, for an undetermined amount. The case is currently in the discussion stage.
4.Enel Green Power Chile S.A.

4.1.On October 19, 2023, Global Energy Services Siemsa S.A. Chile Limitada, filed a counterclaim against Enel Green Power Chile S.A. alleging that it had breached the contract for the construction of the photovoltaic plant project called “Finis Terrae Extension”. The plaintiff requests that the contract be terminated with compensation for damages in its favor, the amount of the counterclaim is ThCh$14,884,256. In turn, Enel Green Power S.A. filed a counterclaim for breach of contract and compensation for damages. The case is in the final evidentiary stage, with closing procedures pending.

4.2.On December 15, 2022, Enel Green Power Chile S.A. filed a lawsuit against Aldesa Chile SpA. for breach of contract and compensation for damages in the construction of the photovoltaic plant project called “Sierra Gorda Solar”. At the same time, Aldesa Chile SpA. also filed a lawsuit against Enel Green Power S.A. for breach of the same contract, seeking damages in its favor for ThCh$19,448,233. The case is pending evidentiary proceedings, awaiting a summons for judgment.

In relation to the litigation matters described above, the Group has set up provisions in the sum of ThCh$932,432 as of December 31, 2024 (see Note 25). There are other litigation matters that have associated provisions but are not described in this note since they individually represent immaterial amounts. Management believes that the provisions recorded for such cases adequately cover the litigation risks, and therefore does not expect additional liabilities other than those already recorded.

Given the characteristics of the risks covered by these provisions, it is not possible to determine a reasonable schedule of payment dates, if any.

Other litigation of relevance is reported below:

In 2017, legal proceedings were commenced by certain operators of the Northern Chile Grid (SING), including AES Gener SA, Eléctrica Angamos SA and Engie Energía Chile SA, against Gas Atacama Chile (currently Enel Generación Chile). On October 17, 2023, a first instance judgment was issued in which the plaintiffs' claims were partially upheld. Enel Generación Chile filed the corresponding procedural appeals before the Court of Appeals of Santiago, which are pending resolution. A very minor risk of adverse judgment is estimated.

In December 2016, a tort action was brought by Compañía Minera Arbiodo Limitada and Ingenieros y Asesores Limitada against Parque Eólico Taltal S.A. (currently, Enel Green Power Chile S.A.), the National Geology and Mining Service and the Chilean Treasury, for the alleged liability in the potential economic losses caused by the failure to carry out a mining project of interest to the plaintiffs. In December 2023, the claim was accepted, and the National Geology and Mining Service and Enel Green Power Chile were ordered to pay to the plaintiffs, jointly and severally, the amount of ThCh$346,067,011 as consequential damages. This matter is currently being considered before the Court of Appeals of Santiago, regarding the procedural appeals filed by the defendants. A very minor risk of adverse judgment is estimated.

36.4. Financial restrictions

Several debt contracts of the Company, and of some of its subsidiaries include the obligation to comply with certain financial ratios, which is common in contracts of this nature. There are also affirmative and negative covenants that require monitoring of these commitments. In addition, there are restrictions in the sections of events of default that must be fulfilled to avoid acceleration of the debt.

1.	Cross Default

Some of the financial debt contracts contain cross default clauses.

Financial restrictions	Enel Chile	Enel Chile	Enel Chile	Enel Chile
Instrument type with restriction	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Uncommitted line of credit	Yankee bonds
Restriction to be fulfilled by Informant or Subsidiary	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt held by Enel Generación Chile, for any amount past due.	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.
Creditor	DNB Bank ASA (Administrative Agent)	Corporación Andina de Fomento, Citibank, European Investment Bank and Scotiabank Chile	BCI	Bank of New York Mellon (Bondholder Representative)
Registration Number	-	-	-	ISIN: US29278DAA37
Name of financial indicator or ratio	Cross default	Cross default	Cross default	Cross default
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt past due higher than US$150 million of principal individually.	Debt past due higher than US$150 million of principal individually.	Delinquent debt.	Debt past due higher than US$150 million of principal individually.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not having individual debts past due higher than US$150 million.	Not having individual debts past due higher than US$150 million.	Not have individual debts past due.	Not having individual debts past due higher than US$150 million.
Indicator or ratio determined by the company	There are no outstanding debts for an individual amount higher than US$150 million.	There are no outstanding debts for an individual amount higher than US$150 million.	There are no delinquent debts.	There are no outstanding debts for an individual amount higher than US$150 million.
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-	-

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile	Enel Distribución Chile
Instrument type with restriction	Yankee bonds	Series H and M Bonds	Uncommitted line of credit	Uncommitted line of credit
Restriction to be fulfilled by Informant or Subsidiary

Any financial debt held by Enel Generación Chile or its Chilean subsidiaries, for any amount in default, and that the principal amount of the debt giving rise to the cross default exceeds US$30 million in an individual debt.

		Any financial debt held by Enel Generación Chile, for any amount in default, and that the principal amount of the debt giving rise to the cross default exceeds US$50 million in an individual debt.	Any financial debt held by Enel Generación Chile, for any amount in arrears.	Any financial debt held by Enel Distribución Chile, for any amount in arrears.
Creditor	Bank of New York Mellon (Bondholder Representative)	Banco Santander Chile (Bondholders' Representative)	Banco Santander Chile and Scotiabank Chile	Banco Santander Chile and Scotiabank Chile
Registration Number	ISIN: US29244TAC53; US29244TAB7; US29244TAA9	CMF Securities Registry Registration No. 317 for Series H and No. 522 for Series M	-	-
Name of financial indicator or ratio	Cross default	Cross default	Cross default	Cross default
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt in arrears greater than US$30 million principal amount on an individual basis.	Debt in arrears greater than US$50 million principal amount on an individual basis.	Delinquent debt.	Delinquent debt.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not to have individual debts in arrears in excess of US$30 million.	Not to have individual debts in arrears in excess of US$50 million.	Not have individual debts past due.	Not have individual debts past due.
Indicator or ratio determined by the company	There are no delinquent debts in excess of US$30 million on an individual basis.	There are no delinquent debts in excess of US$50 million on an individual basis.	There are no delinquent debts.	There are no delinquent debts.
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-	-

2.	Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that the Company is obliged to meet at certain periods of time (quarterly, annually, etc.) and in some cases only when certain conditions are met. Most of the financial covenants of the Company limit leverage and track the ability to generate cash flow that will service the companies’ indebtedness. Certain companies are also required to periodically certify these covenants. The types of covenants and their respective limits vary according to the type of debt and contract.

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile
Instrument type with restriction	Series H and M Bonds	Series H and M Bonds	Series H and M Bonds	Series H Bonds
Restriction to be fulfilled by Informant or Subsidiary	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain Minimum Equity of Ch$761,661 million, a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage ratio of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in Chilean pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Creditor	Banco Santander Chile (Bondholders' Representative)	Banco Santander Chile (Bondholders' Representative)	Banco Santander Chile (Bondholders' Representative)	Banco Santander Chile (Bondholders' Representative)
Registration Number	Registration with the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration with the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration with the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration with the Securities Registry with CMF No. 317
Name of financial indicator or ratio	Consolidated Indebtedness Level	Equity Attributable to the Parent	Financial Expenses Coverage rate	Net Active Position with Related Companies
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio

Financial Obligations corresponding to the sum between Loans that accrue interest, current, Loans that accrue interest, non-current, Other financial liabilities, current, Other financial liabilities, non-current and Other obligations guaranteed by the Issuer or its subsidiaries, while Total Capitalization is the sum between Financial Obligations and Total Equity.

The Equity corresponds to the Equity attributable to the owners of the parent company, which is contrasted with the level of Minimum Equity that will be readjusted by a percentage, provided it is positive of the annual variation of the Consumer Price Index multiplied by the difference between 1 minus the ratio of Non-Monetary Assets in Chile recorded in pesos and the Equity Attributable to the Parent Company. If the annual variation of the Consumer Price Index is negative or if the ratio between Non-Monetary Assets in Chile recorded in pesos and Equity Attributable to the Parent Company is greater than one, there will be no readjustment in that year.

Financial expense coverage is the quotient between: i) Gross operating profit, plus Financial income and dividends received from associated companies, and ii) Financial expenses; both items refer to the period of four consecutive quarters ending at the end of the quarter being reported.

The Net Active Position with Related Companies is the difference between: i) the sum of Receivables due from Related Parties of Current and Non-Current Assets and ii) the sum of Payables due to Related Parties, Current and Non-Current Liabilities. The amounts corresponding to those that jointly comply with the following must be excluded from the foregoing: i) operations lasting less than 180 days, and ii) operations arising from the ordinary course of business of Enel Generación Chile or its subsidiaries.

Restriction that must be fulfilled (Range, Value and Unit of measure)	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain a Minimum Equity of Ch$761,661 million, a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage Coefficient of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Indicator or ratio determined by the company	0.16	$2,725,132 million	19.37	US$206.67 million
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	Financial Obligations and Total Capitalization	Equity attributable to the owners of the parent company.	Gross Operating Income and Financial Expenses	Current and Non-Current Accounts Receivable and Payable to Related Entities.

Finally, in most contracts, the acceleration of the debt due to non-compliance with covenants does not occur automatically. Certain conditions must be met, such as the expiration of remediation periods, among others.

As of December 31, 2024, both Enel Chile and its subsidiaries were in compliance with their financial obligations summarized herein, they also comply with other financial obligations whose non-compliance could result in the acceleration of the maturity of its financial commitments. Additionally, Management is not aware of any facts or circumstances indicating that the Company may have difficulties in meeting these covenants during or after the reporting period.